Share Capital, Reserves and Retained Earnings - Summary of OCI Accumulated in Reserves, Net of Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign operations translation	€ 1,792	€ 2,335	€ 5,468
Remeasurement of defined benefit plan	1,195	1,127	1,312
Total OCI	3,135	3,445	6,924
Owners of the Company [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	2,987	3,462	6,780
Non-controlling interests [member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	€ 148	€ (17)	€ 144